COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 12, 2014
Commitments [Line Items]
Rent expense	$ 3,985	$ 3,312	$ 2,668
Concession fees	175,696	180,990	177,996
Capital commitments due 2015	42,455
Capital commitments due 2016	275
Jiacheng Advertising [Member]
Commitments [Line Items]
Registered capital				4,849
AirMedia Group Inc. [Member] | Jiacheng Advertising [Member]
Commitments [Line Items]
Registered capital	$ 1,455			$ 1,455
Period of capital contribution				50 years
Minimum [Member]
Commitments [Line Items]
Concession rights, contract term	3 years
Maximum [Member]
Commitments [Line Items]
Concession rights, contract term	5 years
Maximum [Member] | AirMedia Group Inc. [Member] | Jiacheng Advertising [Member]
Commitments [Line Items]
Period of capital contribution	50 years